Share-Based Payments (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2016	Apr. 30, 2015	Apr. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding, Beginning Balance	2,004,002	1,945,920	1,157,517
Shares, Granted	331,582	1,763,380	816,111
Shares, Exercised	0	(313)	(2,813)
Shares, Canceled		(1,656,073)	0
Shares, Forfeited	(38,140)	(12,604)	(6,042)
Shares, Expired	(84,873)	(36,309)	(18,854)
Shares, Outstanding, Ending Balance	2,212,571	2,004,002	1,945,920
Shares, Vested and expected to vest	2,212,571	2,004,002	1,945,920
Shares, Exercisable	1,678,494	1,425,923	1,130,381
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 5.74	$ 12.12	$ 10.20
Weighted Average Exercise Price, Granted	5.33	7.92	14.76
Weighted Average Exercise Price, Exercised	0	5.88	7.56
Weighted Average Exercise Price, Canceled		12.48	0
Weighted Average Exercise Price, Forfeited	6.64	11.52	9.84
Weighted Average Exercise Price, Expired	6.91	11.88	8.76
Weighted Average Exercise Price, Outstanding, Ending Balance	5.61	5.74	12.12
Weighted Average Exercise Price, Vested and expected to vest	5.61
Weighted Average Exercise Price, Exercisable	$ 5.76	$ 5.88	$ 10.20
Weighted Average Remaining Contractual Term, Outstanding, Beginning Balance (in years)	6 years 8 months 12 days	7 years 6 months	7 years
Weighted Average Remaining Contractual Life (Years), Granted	8 years 10 months 24 days
Weighted Average Remaining Contractual Term, Outstanding, Ending Balance (in years)	6 years 4 months 24 days	6 years 8 months 12 days	7 years 6 months
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest	6 years 4 months 24 days	6 years 8 months 12 days	7 years 6 months
Weighted Average Remaining Contractual Life (Years), Exercisable	5 years 9 months 18 days	5 years 10 months 24 days	6 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance	$ 4,166,000	$ 985,000	$ 89,000
Aggregate Intrinsic Value, Granted	0
Aggregate Intrinsic Value, Outstanding, Ending Balance	1,000	4,166,000	985,000
Aggregate Intrinsic Value, Vested and expected to vest	1,000	4,166,000	985,000
Aggregate Intrinsic Value, Exercisable	$ 1,000	$ 2,879,000	$ 927,000
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding, Beginning Balance	57,917	63,750	63,750
Shares, Granted	0	6,667	0
Shares, Exercised	0	0	0
Shares, Canceled		0	0
Shares, Forfeited	0	0	0
Shares, Expired	(6,667)	(12,500)	0
Shares, Outstanding, Ending Balance	51,250	57,917	63,750
Shares, Vested and expected to vest	51,250	57,917	63,750
Shares, Exercisable	34,271	40,625	43,524
Directors and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding, Beginning Balance	1,946,085	1,882,170	1,093,767
Shares, Granted	331,582	1,756,714	816,111
Shares, Exercised	0	(313)	(2,813)
Shares, Canceled		(1,656,073)	0
Shares, Forfeited	(38,140)	(12,604)	(6,042)
Shares, Expired	(78,206)	(23,809)	(18,854)
Shares, Outstanding, Ending Balance	2,161,321	1,946,085	1,882,170
Shares, Vested and expected to vest	2,161,321	1,946,085	1,882,170
Shares, Exercisable	1,644,223	1,385,298	1,086,857